The Glenmede Fund, Inc.

4 Copley Place, 5th Floor

Boston, MA 02116

April 8, 2014

VIA EDGAR

Division of Investment Management

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	The Glenmede Fund, Inc. (the “Glenmede Fund”)

Registration Nos. 33-22884/811-05577

Ladies and Gentlemen:

On behalf of the Glenmede Fund, enclosed for filing, pursuant to Rule 497(e) under the Securities Act of 1933, as amended, please find for filing exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in the “Fees and Expenses” table in the Prospectus Supplement, dated March 24, 2014, for the Philadelphia International Emerging Markets Fund filed under Rule 497(e).

Please do not hesitate to contact the undersigned at (617) 662-1742 if you have any questions.

Sincerely,

/s/ David James
David James
Assistant Secretary